Exhibit 99.1

Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	August 2018
Distribution Date	09/17/18
Transaction Month	52
30/360 Days	30
Actual/360 Days	33

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	April 18, 2014
Closing Date:	May 14, 2014

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,364,737,771.94	72,146	3.40%	59.23
Original Adj. Pool Balance:		$1,335,346,691.89

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$259,000,000.00	18.978%	0.18000%		May 15, 2015
Class A-2 Notes	Fixed	$406,000,000.00	29.749%	0.44000%		February 15, 2017
Class A-3 Notes	Fixed	$470,000,000.00	34.439%	0.90000%		December 17, 2018
Class A-4 Notes	Fixed	$100,860,000.00	7.390%	1.46000%		November 15, 2019
Class B Notes	Fixed	$24,040,000.00	1.762%	1.72000%		November 15, 2019
Class C Notes	Fixed	$36,050,000.00	2.642%	2.10000%		November 15, 2019
Class D Notes	Fixed	$29,380,000.00	2.153%	2.51000%		December 15, 2020
Total Securities		$1,325,330,000.00	97.112%

Overcollateralization		$10,016,691.89	0.734%
YSOA		$29,391,080.05	2.154%
Total Original Pool Balance		$1,364,737,771.94	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$-	-	$-	-	$-
Class B Notes	$-	-	$-	-	$-
Class C Notes	$23,528,590.33	0.6526655	$-	-	$23,528,590.33
Class D Notes	$29,380,000.00	1.0000000	$-	-	$29,380,000.00
Total Securities	$52,908,590.33	0.0399211	$-	-	$52,908,590.33

Weighted Avg. Coupon (WAC)	3.67%		3.73%
Weighted Avg. Remaining Maturity (WARM)	14.20		13.60
Pool Receivables Balance	$73,658,037.45		$64,805,134.70
Remaining Number of Receivables	20,101		18,415

Adjusted Pool Balance	$72,938,790.71		$64,196,854.07

III. COLLECTIONS

Principal:
Principal Collections	$8,677,092.12
Repurchased Contract Proceeds Related to Principal	$40,620,104.35
Recoveries/Liquidation Proceeds	$199,911.70
Total Principal Collections	$49,497,108.17

Interest:
Interest Collections	$231,989.62
Late Fees & Other Charges	$37,344.58
Interest on Repurchase Principal	$-
Total Interest Collections	$269,334.20

Collection Account Interest	$12,708.75
Reserve Account Interest	$5,135.71
Servicer Advances	$-

Total Collections	$49,784,286.83

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Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	August 2018
Distribution Date	09/17/18
Transaction Month	52
30/360 Days	30
Actual/360 Days	33

IV. DISTRIBUTIONS

Total Collections	$49,784,286.83
Reserve Account Release	$3,338,366.73
Reserve Account Draw	$-
Total Available for Distribution	$53,122,653.56

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$61,381.70	$-	$61,381.70	$61,381.70
	Collection Account Interest					$12,708.75
	Late Fees & Other Charges					$37,344.58
Total due to Servicer						$111,435.03

2.	Class A Noteholders Interest:
	Class A-1 Notes		$-		$-
	Class A-2 Notes		$-		$-
	Class A-3 Notes		$-		$-
	Class A-4 Notes		$-		$-

	Total Class A interest:		$-		$-	$-

3.	First Priority Principal Distribution:		$-		$-	$-

4.	Class B Noteholders Interest:		$-		$-	$-

5.	Second Priority Principal Distribution:		$-		$-	$-

6.	Class C Noteholders Interest:		$41,175.03		$41,175.03	$41,175.03

7.	Third Priority Principal Distribution:		$-		$-	$-

8.	Class D Noteholders Interest:		$61,453.17		$61,453.17	$61,453.17

	Available Funds Remaining:					$52,908,590.33

9.	Regular Principal Distribution Amount:					$52,908,590.33

			Distributable Amount		Paid Amount
	Class A-1 Notes				$-
	Class A-2 Notes				$-
	Class A-3 Notes				$-
	Class A-4 Notes				$-
	Class A Notes Total:		$-		$-
	Class B Notes Total:		$-		$-
	Class C Notes Total:		$8,741,936.65		$23,528,590.33
	Class D Notes Total:		$-		$29,380,000.00
	Total Noteholders Principal		$8,741,936.65		$52,908,590.33

10.	Required Deposit to Reserve Account					0.00

11.	Trustee Expenses					0.00

12.	Remaining Available Collections Released to Certificateholder					0.00

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$719,246.74
Beginning Period Amount	$719,246.74
Current Period Amortization	$110,966.10
Ending Period Required Amount	$608,280.63
Ending Period Amount	$608,280.63
Next Distribution Date Required Amount	$510,935.62

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Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	August 2018
Distribution Date	09/17/18
Transaction Month	52
30/360 Days	30
Actual/360 Days	33

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,338,366.73
Beginning Period Amount	$3,338,366.73
Current Period Release to Collection Account	$3,338,366.73
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$-
Ending Period Amount	$-

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$20,030,200.38	$64,196,854.07	$20,030,200.38
Overcollateralization as a % of Original Adjusted Pool	1.50%	4.81%	1.50%
Overcollateralization as a % of Current Adjusted Pool	27.46%	100.00%	31.20%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	97.39%	17,935	95.29%	$61,752,793.04
30 - 60 Days	2.07%	381	3.64%	$2,362,054.29
61 - 90 Days	0.45%	82	0.92%	$593,560.24
91-120 Days	0.09%	17	0.15%	$96,727.13
121 + Days	0.00%	0	0.00%	$-
Total		18,415		$64,805,134.70

Delinquent Receivables 30+ Days Past Due
Current Period	2.61%	480	4.71%	$3,052,341.66
1st Preceding Collection Period	2.32%	466	4.37%	$3,218,258.80
2nd Preceding Collection Period	1.96%	429	3.71%	$3,083,980.01
3rd Preceding Collection Period	1.97%	463	3.67%	$3,428,536.10
Four-Month Average	2.21%		4.11%

Repossession in Current Period		14		$83,414.57
Repossession Inventory		51		$46,496.60

Current Charge-Offs
Gross Principal of Charge-Offs				$175,810.63
Recoveries				$(199,911.70)
Net Loss				$(24,101.07)

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				-0.39%

Average Pool Balance for Current Period				$69,231,586.08

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				-0.42%
1st Preceding Collection Period				-1.54%
2nd Preceding Collection Period				-0.81%
3rd Preceding Collection Period				-0.65%
Four-Month Average				-0.85%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		21	3,145	$44,645,270.67
Recoveries		19	2,897	$(26,447,637.03)
Net Loss				$18,197,633.64
Cumulative Net Loss as a % of Initial Pool Balance				1.33%

Net Loss for Receivables that have experienced a Net Loss *		9	2,531	$18,374,424.28
Average Net Loss for Receivables that have experienced a Net Loss				$7,259.75

Principal Balance of Extensions				$367,876.26
Number of Extensions				56

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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